Accumulated Other Comprehensive (Loss) Income (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), net of tax, beginning of period	$ (13,803)	$ 1,558	$ (2,493)
Other comprehensive income (loss)- before reclassifications	9,784	(14,511)	5,322
Amount reclassified from accumulated other comprehensive income	(490)	(850)	(1,271)
Other comprehensive income (loss), net of tax	9,294	(15,361)	4,051
Accumulated other comprehensive income (loss), net of tax, end of period	(4,509)	(13,803)	1,558
Unrealized Gain (Losses) on Securities Available For Sale [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), net of tax, beginning of period	(18,078)	3,755	(1,018)
Other comprehensive income (loss)- before reclassifications	14,815	(20,860)	6,070
Amount reclassified from accumulated other comprehensive income	(430)	(973)	(1,297)
Other comprehensive income (loss), net of tax	14,385	(21,833)	4,773
Accumulated other comprehensive income (loss), net of tax, end of period	(3,693)	(18,078)	3,755
Net Change in Net Actuarial Loss and Prior Service Credit on Pension and Postretirement Benefit Plans, Net of Tax [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), net of tax, beginning of period	432	309	283
Other comprehensive income (loss)- before reclassifications	0	0	0
Amount reclassified from accumulated other comprehensive income	(60)	123	26
Other comprehensive income (loss), net of tax	(60)	123	26
Accumulated other comprehensive income (loss), net of tax, end of period	372	432	309
Change in overfunded position [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), net of tax, beginning of period	3,843	(2,506)	(1,758)
Other comprehensive income (loss)- before reclassifications	(5,031)	6,349	(748)
Amount reclassified from accumulated other comprehensive income	0	0	0
Other comprehensive income (loss), net of tax	(5,031)	6,349	(748)
Accumulated other comprehensive income (loss), net of tax, end of period	$ (1,188)	$ 3,843	$ (2,506)